Revenue - Summary of Company's Revenue by Products and Services (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 23,762	$ 18,884	$ 57,090	$ 45,579	$ 74,007	$ 32,926	$ 23,955
Products
Disaggregation of Revenue [Line Items]
Revenue	21,548	17,684	52,461	44,209	69,779	31,112	23,451
Services
Disaggregation of Revenue [Line Items]
Revenue	2,214	1,200	4,629	1,370	4,228	1,814	504
Smart Building Platform
Disaggregation of Revenue [Line Items]
Revenue	11,317	9,876	29,578	15,012	28,686	0	0
Smart Glass
Disaggregation of Revenue [Line Items]
Revenue	10,320	8,410	19,809	28,205	41,740	32,926	23,955
Smart Building Technologies
Disaggregation of Revenue [Line Items]
Revenue	$ 2,125	$ 598	$ 7,703	$ 2,362	$ 3,581	$ 0	$ 0